LONG TERM INVESTMENTS - Equity method investments (Details)	1 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Oct. 26, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2020 USD ($)	May 31, 2020 HKD ($)
Schedule Of Equity Method Investments [Line Items]
Equity method investments			$ 369,567	$ 424,333
Payment for longterm investments			2,450,736		$ 600,000
Ocean Joy Holdings Limited ("Ocean Joy")
Schedule Of Equity Method Investments [Line Items]
Equity method investments				424,333
Investment amount						$ 462,276	$ 3,600,000
Percentage of ownership investment		70.00%				30.00%	30.00%
Investment gain (loss)		$ (39,141)		$ (40,625)
TradeUP Global Sponsor LLC ("Global Sponsor")
Schedule Of Equity Method Investments [Line Items]
Equity method investments			369,567
Percentage of ownership investment	20.00%
Investment gain (loss)			$ (84,993)
Payment for longterm investments	$ 454,560